REVENUE (Schedule of contract asset and liability) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Contract asset		$ 62,500
Contract liability	1,189,442	406,373	$ 389,492
Change in contract asset	(62,500)	62,500
Changes in contracts liability	$ 783,069	$ 16,881